Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Parentheticals)	12 Months Ended
Dec. 31, 2022 USD ($)
Statement of Stockholders' Equity [Abstract]
Net of issuance expenses	$ 1,600